Stock-Based Compensation - Restricted Stock Unit Activity (Detail) - $ / shares	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Non-vested restricted stock units, Beginning balance (in shares)	4,261,508	4,137,592
Granted, Restricted Stock Units (in shares)	800,437	1,714,094
Vested, Restricted Stock Units (in shares)	(874,835)	(745,787)
Forfeited, Restricted Stock Units (in shares)	(1,024,673)	(844,391)
Non-vested restricted stock units, Ending balance (in shares)	3,162,437	4,261,508
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted Average Fair Value at Grant Date, Non-vested, Beginning balance (in dollars per share)	$ 14.47	$ 14.63
Weighted Average Fair Value at Grant Date, Granted (in dollars per share)	18.08	14.12
Weighted Average Fair Value at Grant Date, Vested (in dollars per share)	16.21	15.53
Weighted Average Fair Value at Grant Date, Forfeited (in dollars per share)	15.21	13.71
Weighted Average Fair Value at Grant Date, Non-vested, Ending balance (in dollars per share)	$ 14.64	$ 14.47